Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,978,000.00
Previously Paid Amount	0.00
Total Fee Amount	781.09
Total Offset Amount	0.00
Net Fee	781.09
Narrative - Max Aggregate Offering Price	$ 8,978,000.00
Final Prospectus	true